NEWBUILDINGS - Movement in Newbuilding Balance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Movement In Newbuilding Balance [Roll Forward]
New building installments, beginning balance	$ 91,898
Installments paid	172,892
Transfer to vessels and equipment	219,504
New building installments, ending balance	54,777
Newbuildings
Movement In Newbuilding Balance [Roll Forward]
Capitalized interest expense	5,194
Other	$ 4,297